Document and Entity Information	Mar. 05, 2021
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001492633
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	NIELSEN HOLDINGS PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-35042
Entity Tax Identification Number	98-1225347
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10004
City Area Code	1 (646)
Local Phone Number	654-5000
Entity Address, Country	GB
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, par value €0.07 per share
Trading Symbol	NLSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false